UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-02258
Boston Income Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Boston Income Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 10.3%(1)

	Principal
Security	Amount	Value

Aerospace — 0.5%

Hawker Beechcraft Acquisition, Term Loan, 2.69%, Maturing 3/26/14	$17,998,573	$9,419,247
Hawker Beechcraft Acquisition, Term Loan, 3.22%, Maturing 3/26/14	1,059,571	554,508

		$9,973,755

Automotive & Auto Parts — 0.8%

EPD Holdings, (Goodyear Engineering Products), Term Loan — Second Lien, 6.22%, Maturing 7/13/15	$5,410,000	$967,037
Ford Motor Co., Term Loan, 3.69%, Maturing 12/15/13	23,256,142	14,730,650

		$15,697,687

Broadcasting — 0.2%

HIT Entertainment, Inc., Term Loan — Second Lien, 6.74%, Maturing 2/5/13	$13,910,000	$3,825,250

		$3,825,250

Building Materials — 0.2%

Panolam Industries Holdings, Inc., Term Loan, 5.00%, Maturing 9/30/12	$7,138,698	$4,104,752

		$4,104,752

Capital Goods — 0.1%

Dresser, Inc., Term Loan — Second Lien, 6.99%, Maturing 5/4/15	$2,120,000	$1,181,900

		$1,181,900

Consumer Products — 0.1%

Amscan Holdings, Inc., Term Loan, 3.65%, Maturing 5/25/13	$3,165,400	$2,722,244

		$2,722,244

Diversified Media — 0.3%

Nielsen Finance, LLC, Term Loan, 2.47%, Maturing 8/9/13	$5,892,380	$5,011,204

		$5,011,204

Electronics/Electrical — 0.3%

Freescale Semiconductor, Inc., Term Loan, Maturing 12/1/13(2)	$8,300,000	$4,889,223

		$4,889,223

Energy — 0.5%

Quicksilver Resources, Inc., Term Loan — Second Lien, 7.75%, Maturing 8/8/13	$10,925,637	$9,559,933

		$9,559,933

Food/Beverage/Tobacco — 0.5%

Dole Food Co., Inc., Term Loan, 3.27%, Maturing 4/12/13	$992,290	$949,566
Dole Food Co., Inc., Term Loan, 7.96%, Maturing 4/12/13	1,741,021	1,666,059
Dole Food Co., Inc., Term Loan, 7.97%, Maturing 4/12/13	6,487,116	6,207,806

		$8,823,431

Gaming — 0.5%

BLB Worldwide Holdings, Term Loan — Second Lien, 0.00%, Maturing 6/30/12(3)	$8,520,000	$660,300
Cannery Casino Resorts, LLC, Term Loan — Second Lien, 4.69%, Maturing 5/18/14	3,220,000	1,288,000
Great Lakes Entertainment, Term Loan, 9.00%, Maturing 8/15/12	7,149,070	6,684,381

		$8,632,681

Healthcare — 0.4%

HCA, Inc., Term Loan, 3.47%, Maturing 11/18/13	$3,646,280	$3,299,883
Viant Holdings, Inc., Term Loan, 3.47%, Maturing 6/25/14	6,269,609	4,733,555

		$8,033,438

Leisure — 0.4%

Universal City Development Partners, Ltd., Term Loan, 6.00%, Maturing 6/9/11	$6,840,000	$6,523,650

		$6,523,650

See notes to financial statements

Boston Income Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
Security	Amount	Value

Paper — 0.5%

Newpage Corp., Term Loan, 4.79%, Maturing 12/21/14	$1,777,223	$1,388,208
Smurfit-Stone Container Corp., Term Loan, Maturing 11/1/11(2)	903,247	702,726
Smurfit-Stone Container Corp., Term Loan, Maturing 11/1/11(2)	1,218,483	939,451
Smurfit-Stone Container Corp., Term Loan, Maturing 11/1/11(2)	1,711,815	1,319,809
Smurfit-Stone Container Corp., Term Loan, Maturing 11/1/11(2)	3,312,815	2,577,370
Smurfit-Stone Container Corp., Term Loan, Maturing 11/1/09(2)	841,210	660,349
Smurfit-Stone Container Corp., Term Loan, Maturing 11/2/09(2)	2,536,711	1,991,318

		$9,579,231

Services — 1.9%

Adesa, Inc., Term Loan, 3.10%, Maturing 10/18/13	$10,145,404	$8,511,994
Neff Rental, Inc., Term Loan — Second Lien, 3.97%, Maturing 5/31/13	2,730,000	539,175
Rental Service Corp., Term Loan — Second Lien, 4.51%, Maturing 11/30/13	7,481,113	4,862,724
Sabre, Inc., Term Loan, 3.07%, Maturing 9/30/14	11,934,279	6,644,410
TDS Investor Corp., Term Loan, 2.68%, Maturing 8/23/13	1,676,425	1,148,351
TDS Investor Corp., Term Loan, 2.97%, Maturing 8/23/13	8,285,504	5,590,412
TDS Investor Corp., Term Loan, 3.47% Maturing 8/23/13	1,504,496	1,015,116
West Corp., Term Loan, 2.83%, Maturing 10/24/13	7,879,797	6,670,469

		$34,982,651

Super Retail — 2.4%

General Nutrition Centers, Inc., Term Loan, 3.15%, Maturing 9/16/13	$19,204,420	$16,275,746
The Yankee Candle Company, Inc., Term Loan, 3.21%, Maturing 2/6/14	15,911,489	13,335,817
Toys “R” Us, Term Loan, 4.70%, Maturing 7/19/12	19,025,373	15,023,253

		$44,634,816

Transportation Ex Air/Rail — 0.1%

CEVA Group, PLC, Term Loan, 3.43%, Maturing 8/2/15	$2,539,960	$1,269,980
CEVA Group, PLC, Term Loan, 4.22%, Maturing 8/2/15	847,899	423,950

		$1,693,930

Utilities — 0.6%

Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.97%, Maturing 10/10/14	$17,801,101	$12,094,638

		$12,094,638

Total Senior Floating-Rate Interests
(identified cost $223,385,777)		$191,964,414

Corporate Bonds & Notes — 82.8%

	Principal
	Amount
Security	(000’s omitted)	Value

Aerospace — 0.4%

Alion Science and Technologies Corp., 10.25%, 2/1/15	$2,910	$727,500
Bombardier, Inc., 8.00%, 11/15/14(4)	2,620	2,305,600
Hawker Beechcraft Acquisition, 9.75%, 4/1/17	4,255	1,063,750
Transdigm, Inc., 7.75%, 7/15/14	1,475	1,449,187
Vought Aircraft Industries, Inc., Sr. Notes, 8.00%, 7/15/11	2,845	1,173,562

		$6,719,599

Air Transportation — 0.1%

Continental Airlines, 7.033%, 6/15/11	$1,214	$995,885

		$995,885

Automotive & Auto Parts — 1.0%

Allison Transmission, Inc., 11.00%, 11/1/15(4)	$3,955	$2,392,775
Altra Industrial Motion, Inc., 9.00%, 12/1/11	6,560	6,051,600
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,800	567,000
Ford Motor Credit Co., Sr. Notes, 7.875%, 6/15/10	4,655	4,283,913
General Motors Acceptance Corp., Variable Rate, 2.488%, 5/15/09	4,555	4,503,756

See notes to financial statements

Boston Income Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Automotive & Auto Parts (continued)

Tenneco, Inc., 8.125%, 11/15/15	$1,790	$724,950
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,895	1,051,725

		$19,575,719

Banks and Thrifts — 0.1%

General Motors Acceptance Corp., 6.875%, 9/15/11(4)	$1,213	$1,055,856

		$1,055,856

Broadcasting — 0.4%

Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(4)	$2,490	$2,602,050
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/13(4)	7,025	4,601,375

		$7,203,425

Building Materials — 0.5%

Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	$965	$709,275
Interline Brands, Inc., Sr. Sub. Notes, 8.125%, 6/15/14	2,120	2,035,200
Nortek, Inc., Sr. Sub. Notes, 10.00%, 12/1/13	3,705	2,389,725
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13(3)	11,740	645,700
Texas Industries Inc., Sr. Notes, 7.25%, 7/15/13(4)	4,030	3,294,525

		$9,074,425

Cable/Satellite TV — 2.9%

Cablevision Systems Corp., Sr. Notes, Series B, 8.00%, 4/15/12	$1,885	$1,885,000
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	6,680	5,828,300
Charter Communications, Inc., Sr. Notes, 8.375%, 4/30/14(4)	1,865	1,706,475
Charter Communications, Inc., Sr. Notes, 10.875%, 9/15/14(4)	6,050	6,050,000
DirecTV Holdings/Finance, Sr. Notes, 7.625%, 5/15/16	1,885	1,875,575
Kabel Deutschland GmbH, 10.625%, 7/1/14	6,840	7,011,000
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	4,210	3,978,450
National Cable PLC, 8.75%, 4/15/14	1,195	1,189,025
National Cable PLC, Sr. Notes, 9.125%, 8/15/16	17,640	17,463,600
Time Warner Cable, Inc., 8.25%, 4/1/19	5,555	6,149,718
Virgin Media, Inc., 6.50%, 11/15/16(4)	1,905	1,397,794

		$54,534,937

Capital Goods — 1.4%

American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$3,895	$3,057,575
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15	3,575	2,806,375
ESCO Corp., Sr. Notes, 8.625%, 12/15/13(4)	3,010	2,453,150
ESCO Corp., Sr. Notes, Variable Rate, 5.195%, 12/15/13(4)	3,010	2,031,750
Ingersoll-Rand Global Holding Co., Ltd., 9.50%, 4/15/14	2,750	2,879,374
RBS Global & Rexnord Corp., 9.50%, 8/1/14(4)	3,506	2,883,685
RBS Global & Rexnord Corp., 11.75%, 8/1/16	5,290	3,200,450
Terex Corp., 8.00%, 11/15/17	925	772,375
Tyco International Finance SA, 8.50%, 1/15/19	5,060	5,425,261

		$25,509,995

Chemicals — 0.5%

CII Carbon, LLC, 11.125%, 11/15/15(4)	$5,555	$3,249,675
INEOS Group Holdings PLC, Sr. Sub. Notes, 8.50%, 2/15/16(4)	8,975	1,391,125
Nova Chemicals Corp., Sr. Notes, Variable Rate, 5.72%, 11/15/13	3,525	2,784,750
Reichhold Industries, Inc., Sr. Notes, 9.00%, 8/15/14(4)	10,950	2,025,750

		$9,451,300

Consumer Products — 0.5%

Amscan Holdings, Inc., Sr. Sub. Notes, 8.75%, 5/1/14	$11,295	$9,092,475

		$9,092,475

Containers — 0.3%

Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$5,160	$2,115,600
Pliant Corp., (PIK) 11.625%, 6/15/09	9,994	3,587,615
Solo Cup Co., 8.50%, 2/15/14	870	735,150

		$6,438,365

See notes to financial statements

Boston Income Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Diversified Financial Services — 0.3%

Alliant Holdings I, Inc., 11.00%, 5/1/15(4)	$4,190	$2,912,050
Nuveen Investments, Inc., Sr. Notes, 10.50%, 11/15/15(4)	4,915	2,506,650

		$5,418,700

Diversified Media — 2.3%

Affinion Group, Inc., 10.125%, 10/15/13	$1,800	$1,548,000
Affinion Group, Inc., 11.50%, 10/15/15	4,865	3,527,125
Catalina Marketing Corp., 11.625%, 10/1/17(4)	6,747	4,090,369
Catalina Marketing Corp., (PIK) 10.50%, 10/1/15(4)	1,845	1,247,681
LBI Media, Inc., Sr. Disc. Notes, 11.00%, 10/15/13	3,320	1,079,000
Nielsen Finance, LLC, 10.00%, 8/1/14	17,835	16,854,075
Nielsen Finance, LLC, 12.50%, (0.00% until 2011), 8/1/16	4,600	2,553,000
Nielsen Finance, LLC, Sr. Notes, 11.50%, 5/1/16(4)	9,120	8,664,000
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14(4)	795	791,025
Warner Music Group, Sr. Sub. Notes, 7.375%, 4/15/14	3,495	2,621,250

		$42,975,525

Energy — 9.6%

Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14	$6,125	$3,062,500
Chesapeake Energy Corp., 9.50%, 2/15/15	17,130	17,386,950
Cimarex Energy Co., Sr. Notes, 7.125%, 5/1/17	2,625	2,336,250
Clayton Williams Energy, Inc., 7.75%, 8/1/13	4,650	3,208,500
Compton Pet Finance Corp., 7.625%, 12/1/13	8,727	3,381,712
Denbury Resources, Inc., Sr. Sub. Notes, 7.50%, 12/15/15	5,405	5,107,725
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	9,875	10,072,500
El Paso Corp., Sr. Notes, 9.625%, 5/15/12	6,220	6,331,438
Encore Acquisition Co., Sr. Sub. Notes, 7.25%, 12/1/17	2,855	2,383,925
Energy Transfer Partners L.P., 9.00%, 4/15/19	2,750	3,005,863
Forbes Energy Services, Sr. Notes, 11.00%, 2/15/15	10,125	6,986,250
Forest Oil Corp., 7.25%, 6/15/19	1,590	1,331,625
Marathon Oil Corp., 7.50%, 2/15/19	1,655	1,737,128
Nabors Industries, Inc., 9.25%, 1/15/19(4)	5,495	5,194,380
OPTI Canada, Inc., Sr. Notes, 7.875%, 12/15/14	4,010	2,175,425
OPTI Canada, Inc., Sr. Notes, 8.25%, 12/15/14	3,735	2,072,925
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	1,435	1,130,062
Petrobras International Finance Co., 7.875%, 3/15/19	2,265	2,434,875
Petrohawk Energy Corp., 9.125%, 7/15/13	10,125	9,973,125
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	3,885	2,641,800
Petroplus Finance, Ltd., 6.75%, 5/1/14(4)	955	792,650
Petroplus Finance, Ltd., 7.00%, 5/1/17(4)	19,505	15,799,050
Quicksilver Resources, Inc., 7.125%, 4/1/16	8,825	5,559,750
SandRidge Energy, Inc., Sr. Notes, 8.00%, 6/1/18(4)	10,980	9,662,400
SandRidge Energy, Inc., Sr. Notes, (PIK) 8.625%, 4/1/15	11,760	9,584,400
SemGroup L.P., Sr. Notes, 8.75%, 11/15/15(3)(4)	10,225	383,437
SESI, LLC, 6.875%, 6/1/14	1,150	1,012,000
Southwestern Energy Co., 7.50%, 2/1/18(4)	10,245	10,014,487
Stewart & Stevenson, LLC, Sr. Notes, 10.00%, 7/15/14	9,305	7,071,800
Tennessee Gas Pipeline Co., 8.00%, 2/1/16(4)	1,570	1,609,250
United Refining Co., Sr. Notes, 10.50%, 8/15/12	21,745	14,569,150
VeraSun Energy Corp., 9.875%, 12/15/12(3)	1,900	0
Weatherford International, Ltd., 9.625%, 3/1/19	11,365	12,285,144

		$180,298,476

Entertainment/Film — 2.2%

AMC Entertainment, Inc., 11.00%, 2/1/16	$32,911	$32,417,335
Marquee Holdings, Inc., Sr. Disc. Notes, 9.505%, 8/15/14	11,265	8,814,862

		$41,232,197

Environmental — 0.3%

Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14	$7,240	$6,335,000

		$6,335,000

See notes to financial statements

Boston Income Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Financial Intermediaries — 0.8%

Ford Motor Credit Co., Sr. Notes, 8.00%, 12/15/16	$17,655	$13,485,260
Ford Motor Credit Co., Sr. Notes, 12.00%, 5/15/15	2,420	2,047,383

		$15,532,643

Food & Drug Retail — 0.7%

Ingles Markets, Inc., 8.875%, 5/15/17(4)	$1,365	$1,317,880
Supervalu, Inc., 8.00%, 5/1/16	11,425	11,082,250

		$12,400,130

Food/Beverage/Tobacco — 2.7%

Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(4)	$22,120	$23,198,527
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, 11/1/11	10,090	8,677,400
Dole Foods Co., 7.25%, 6/15/10	935	916,300
Dole Foods Co., 13.875%, 3/15/14(4)	9,405	9,945,787
Dole Foods Co., Sr. Notes, 8.625%, 5/1/09	3,702	3,702,000
Tyson Foods, Inc., 10.50%, 3/1/14(4)	4,520	4,746,000

		$51,186,014

Gaming — 6.3%

Buffalo Thunder Development Authority, 9.375%, 12/15/14(4)	$11,355	$1,249,050
CCM Merger, Inc., 8.00%, 8/1/13(4)	8,020	3,609,000
Chukchansi EDA, Sr. Notes, Variable Rate, 6.095%, 11/15/12(4)	5,045	2,169,350
Eldorado Casino Shreveport, (PIK) 10.00%, 8/1/12	518	423,185
Fontainebleau Las Vegas Casino, LLC, (PIK) 11.00%, 6/15/15(4)	19,830	793,200
Galaxy Entertainment Finance, 9.875%, 12/15/12(4)	12,345	9,690,825
Galaxy Entertainment Finance, Variable Rate, 7.323%, 12/15/10(4)	4,605	4,075,425
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(3)(4)	1,804	117,260
Indianapolis Downs, LLC & Capital Corp., Sr. Notes, 11.00%, 11/1/12(4)	5,925	3,347,625
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	7,910	1,700,650
Majestic HoldCo, LLC, 12.50%, 10/15/11(3)(4)	3,390	18,645
Mandalay Resort Group, 6.50%, 7/31/09	6,480	6,058,800
MGM Mirage, Inc., 7.50%, 6/1/16	820	463,300
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.375%, 7/15/09	15,740	15,346,500
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 6.875%, 2/15/15	7,630	3,872,225
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 7.125%, 8/15/14	7,140	4,391,100
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	6,060	3,969,300
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	8,790	7,339,650
Park Place Entertainment, 7.875%, 3/15/10	12,605	7,499,975
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 7.50%, 6/15/15	5,855	4,888,925
Pinnacle Entertainment, Inc., Sr. Sub. Notes, 8.25%, 3/15/12	780	764,400
Pokagon Gaming Authority, Sr. Notes, 10.375%, 6/15/14(4)	2,172	2,019,960
San Pasqual Casino, 8.00%, 9/15/13(4)	2,005	1,614,025
Scientific Games Corp., 7.875%, 6/15/16(4)	1,905	1,743,075
Seminole Hard Rock Entertainment, Variable Rate, 3.82%, 3/15/14(4)	3,875	2,576,875
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(4)	9,455	8,178,575
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(4)	11,796	9,462,223
Wynn Las Vegas, LLC, 6.625%, 12/1/14	13,325	11,326,250

		$118,709,373

Healthcare — 7.7%

Accellent, Inc., 10.50%, 12/1/13	$6,335	$4,814,600
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	7,160	7,303,200
Biomet, Inc., 11.625%, 10/15/17	25,120	24,492,000
Biomet, Inc., (PIK) 10.375%, 10/15/17	7,475	7,232,062
DaVita Inc., 6.625%, 3/15/13	465	459,187
DJO Finance, LLC/DJO Finance Corp., 10.875%, 11/15/14	13,120	10,102,400
Fresenius US Finance II, Inc., Sr. Notes, 9.00%, 7/15/15 (4)	4,510	4,803,150
HCA, Inc., 7.875%, 2/1/11	647	637,295
HCA, Inc., 8.50%, 4/15/19(4)	16,080	16,260,900
HCA, Inc., 8.75%, 9/1/10	10,406	10,432,015
HCA, Inc., 9.125%, 11/15/14	635	630,237
HCA, Inc., 9.25%, 11/15/16	10,125	10,049,062
HCA, Inc., 9.875%, 2/15/17(4)	7,880	7,919,400
MultiPlan Inc., Sr. Sub. Notes, 10.375%, 4/15/16(4)	12,035	10,650,975
National Mentor Holdings, Inc., 11.25%, 7/1/14	7,385	6,535,725
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	4,620	4,169,550

See notes to financial statements

Boston Income Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Healthcare (continued)

Universal Hospital Service, Inc., Variable Rate, 5.943%, 6/1/15	$1,965	$1,517,962
US Oncology, Inc., 9.00%, 8/15/12	5,370	5,316,300
US Oncology, Inc., 10.75%, 8/15/14	8,635	8,052,137
Viant Holdings, Inc., 10.125%, 7/15/17(4)	3,163	1,976,875

		$143,355,032

Homebuilders/Real Estate — 0.1%

HCP, Inc., 6.00%, 3/1/15	$2,300	$1,921,988

		$1,921,988

Hotels — 0.7%

Host Hotels and Resorts, LP, Sr. Notes, 6.75%, 6/1/16	$10,770	$9,450,675
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	1,370	1,174,775
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 11/15/15	2,505	2,279,550

		$12,905,000

Insurance — 0.2%

Hub International Holdings, Sr. Notes, 9.00%, 12/15/14(4)	$4,265	$2,985,500
U.S.I. Holdings Corp., Sr. Notes, Variable Rate, 5.113%, 11/15/14(4)	3,265	1,583,525

		$4,569,025

Leisure — 2.9%

HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate, 0.00%, 4/1/12(3)(4)	$6,665	$99,975
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	3,595	2,696,250
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	5,505	4,293,900
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	805	539,350
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,620	1,036,800
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11	910	855,400
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	23,345	22,177,750
Universal City Florida Holdings, Sr. Notes, 8.375%, 5/1/10	670	418,750
Universal City Florida Holdings, Sr. Notes, Variable Rate, 5.92%, 5/1/10	34,340	21,462,500

		$53,580,675

Machinery — 0.1%

Whirlpool Corp., 8.60%, 5/1/14	$2,745	$2,817,166

		$2,817,166

Metals/Mining — 1.6%

FMG Finance PTY, Ltd., 10.625%, 9/1/16(4)	$16,890	$14,863,200
FMG Finance PTY, Ltd., Variable Rate, 5.261%, 9/1/11(4)	1,140	1,014,600
Rio Tinto Finance USA Ltd., 9.00%, 5/1/19	13,550	13,954,779

		$29,832,579

Oil and Gas — 0.2%

Williams Companies, Inc., 8.75%, 1/15/20(4)	$3,265	$3,360,602

		$3,360,602

Paper — 1.9%

Georgia-Pacific LLC, 7.00%, 1/15/15(4)	$3,590	$3,428,450
Georgia-Pacific LLC, 7.125%, 1/15/17(4)	2,600	2,470,000
Georgia-Pacific LLC, 8.25%, 5/1/16(4)	5,835	5,864,175
Georgia-Pacific LLC, 9.50%, 12/1/11	2,970	3,036,825
International Paper Co., 7.95%, 6/15/18	1,100	1,006,500
Jefferson Smurfit Corp., Sr. Notes, 7.50%, 6/1/13(3)	1,555	303,225
Jefferson Smurfit Corp., Sr. Notes, 8.25%, 10/1/12(3)	3,390	728,850
NewPage Corp., 10.00%, 5/1/12	19,080	9,063,000
NewPage Corp., 12.00%, 5/1/13	10,790	2,967,250
NewPage Corp., Variable Rate, 7.42%, 5/1/12	2,585	1,124,475
Rock-Tenn Co., 9.25%, 3/15/16(4)	620	633,950
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.00%, 3/15/17(3)	11,230	2,470,600
Smurfit-Stone Container Enterprises, Inc., Sr. Notes, 8.375%, 7/1/12(3)	3,260	700,900
Verso Paper Holdings, LLC/Verso Paper, Inc., 11.375%, 8/1/16	8,660	2,078,400

		$35,876,600

See notes to financial statements

Boston Income Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Publishing/Printing — 0.2%

Dex Media West/Finance, Series B, 9.875%, 8/15/13(3)	$5,422	$1,558,825
Harland Clarke Holdings, 9.50%, 5/15/15	1,075	650,375
Local Insight Regatta Holdings, Inc., 11.00%, 12/1/17	1,660	406,700
Reader’s Digest Association, Inc. (The), Sr. Sub. Notes, 9.00%, 2/15/17	10,390	636,387

		$3,252,287

Railroad — 1.2%

Kansas City Southern Mexico, Sr. Notes, 7.375%, 6/1/14	$2,350	$1,915,250
Kansas City Southern Mexico, Sr. Notes, 7.625%, 12/1/13	8,155	6,727,875
Kansas City Southern Mexico, Sr. Notes, 8.00%, 6/1/15	6,410	5,576,700
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	9,805	9,020,600

		$23,240,425

Restaurants — 0.8%

El Pollo Loco, Inc., 11.75%, 11/15/13	$6,910	$5,355,250
NPC International, Inc., 9.50%, 5/1/14	10,455	9,409,500

		$14,764,750

Services — 6.6%

Aramark Services, Inc., 8.50%, 2/1/15	$18,580	$17,836,800
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	10,960	10,658,600
Education Management, LLC, Sr. Sub. Notes, 10.25%, 6/1/16	23,740	22,909,100
Hertz Corp., 8.875%, 1/1/14	13,495	10,526,100
Hertz Corp., 10.50%, 1/1/16	5,915	4,229,225
Laureate Education, Inc., 10.00%, 8/15/15(4)	17,730	13,386,150
Laureate Education, Inc., 11.75%, 8/15/17(4)	8,170	5,351,350
Laureate Education, Inc., (PIK) 10.25%, 8/15/15(4)	16,085	10,093,631
MediMedia USA, Inc., Sr. Sub. Notes, 11.375%, 11/15/14(4)	5,110	3,347,050
Muzak, LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09(3)	2,950	1,106,250
Rental Service Corp., 9.50%, 12/1/14	8,130	5,264,175
Ticketmaster, Sr. Notes, 10.75%, 8/1/16(4)	6,385	4,389,688
Travelport, LLC, 9.875%, 9/1/14	1,400	693,000
West Corp., 9.50%, 10/15/14	15,085	13,161,663

		$122,952,782

Steel — 0.5%

RathGibson, Inc., 11.25%, 2/15/14	$8,245	$2,061,250
Steel Dynamics, Inc., Sr. Notes, 7.375%, 11/1/12	8,365	7,507,588

		$9,568,838

Super Retail — 5.8%

General Nutrition Center, Sr. Notes, (PIK) Variable Rate, 6.404%, 3/15/14	$25,720	$19,675,800
General Nutrition Center, Sr. Sub. Notes, 10.75%, 3/15/15	8,870	7,096,000
Neiman Marcus Group, Inc., 9.00%, 10/15/15	22,065	12,246,096
Neiman Marcus Group, Inc., 10.375%, 10/15/15	32,643	18,116,865
Sally Holdings, LLC, 9.25%, 11/15/14	1,270	1,276,350
Sally Holdings, LLC, Sr. Notes, 10.50%, 11/15/16	23,820	23,105,400
Staples, Inc., 9.75%, 1/15/14	3,180	3,492,941
Toys “R” Us, 7.625%, 8/1/11	3,725	2,533,000
Yankee Acquisition Corp., Series B, 8.50%, 2/15/15	30,380	21,569,800

		$109,112,252

Technology — 4.7%

Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 11/1/12	$8,614	$4,953,050
Amkor Technologies, Inc., Sr. Notes, 7.125%, 3/15/11	1,470	1,446,113
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	1,725	1,561,125
Amkor Technologies, Inc., Sr. Notes, 9.25%, 6/1/16	24,930	21,813,750
Avago Technologies Finance, 10.125%, 12/1/13	3,520	3,396,800
Avago Technologies Finance, 11.875%, 12/1/15	12,640	11,091,600
Ceridian Corp., Sr. Notes, 11.25%, 11/15/15	14,675	10,786,125
Nortel Networks, Ltd., 10.75%, 7/15/16(3)	675	182,250
Nortel Networks, Ltd., 10.75%, 7/15/16(3)(4)	16,785	4,531,950
SunGard Data Systems, Inc., 9.125%, 8/15/13	1,955	1,876,800
SunGard Data Systems, Inc., Sr. Notes, 10.625%, 5/15/15(4)	27,755	26,714,188

		$88,353,751

Telecommunications — 9.6%

CC Holdings GS V LLC/Crown Castle, 7.75%, 5/1/17(4)	$11,690	$11,865,350

See notes to financial statements

Boston Income Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

	Principal
	Amount
Security	(000’s omitted)	Value

Telecommunications (continued)

Centennial Cellular Operating Co./Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	$2,075	$2,163,188
Crown Castle International Corp., 9.00%, 1/15/15	5,820	5,965,500
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15(4)	32,026	21,937,810
Digicel Group, Ltd., Sr. Notes, 9.25%, 9/1/12(4)	9,255	8,745,975
Intelsat Bermuda, Ltd., 11.25%, 6/15/16	31,370	32,232,675
Intelsat Corp., 9.25%, 8/15/14(4)	9,696	9,453,600
Intelsat Jackson Holdings, Ltd., 9.50%, 6/15/16(4)	10,378	10,274,220
Intelsat Subsidiary Holdings Co., Ltd., 8.875%, 1/15/15(4)	12,270	12,147,300
Qwest Capital Funding, Inc., 7.90%, 8/15/10	8,880	8,891,100
Qwest Communications International, Inc., 7.50%, 2/15/14	8,975	8,369,188
Qwest Corp., Sr. Notes, 7.50%, 10/1/14	2,740	2,657,800
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	3,500	3,333,750
Sprint Capital Corp., 6.875%, 11/15/28	10,610	7,214,800
Telesat Canada/Telesat LLC, Sr. Notes, 11.00%, 11/1/15(4)	18,995	17,760,325
Telesat Canada/Telesat LLC, Sr. Notes, 12.50%, 11/1/17(4)	12,665	10,575,275
Windstream Corp., Sr. Notes, 8.125%, 8/1/13	650	650,000
Windstream Corp., Sr. Notes, 8.625%, 8/1/16	4,485	4,485,000

		$178,722,856

Textiles/Apparel — 1.8%

Levi Strauss & Co., Sr. Notes, 8.875%, 4/1/16	$1,610	$1,432,900
Levi Strauss & Co., Sr. Notes, 9.75%, 1/15/15	10,241	9,728,950
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	9,638	8,047,730
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	10,625	7,278,125
Phillips Van Heusen, Sr. Notes, 8.125%, 5/1/13	2,580	2,541,300
Quiksilver, Inc., 6.875%, 4/15/15	7,400	3,811,000

		$32,840,005

Transportation Ex Air/Rail — 0.2%

CEVA Group, PLC, Sr. Notes, 10.00%, 9/1/14(4)	$8,305	$4,152,500

		$4,152,500

Utilities — 2.7%

AES Corp., Sr. Notes, 8.75%, 5/15/13(4)	$1,572	$1,595,580
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,514	2,325,869
Edison Mission Energy, Sr. Notes, 7.00%, 5/15/17	20,150	15,314,000
Edison Mission Energy, Sr. Notes, 7.20%, 5/15/19	2,825	2,069,313
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	915	782,325
NGC Corp., 7.625%, 10/15/26	7,090	4,076,750
NRG Energy, Inc., 7.25%, 2/1/14	1,100	1,064,250
NRG Energy, Inc., 7.375%, 1/15/17	17,225	16,492,938
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	5,610	5,413,650
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	785	712,388

		$49,847,063

Total Corporate Bonds & Notes
(identified cost $1,901,394,113)		$1,548,766,215

Convertible Bonds — 0.7%

	Principal
	Amount
Security	(000’s omitted)	Value

Energy — 0.3%

Petroplus Finance, Ltd., 3.375%, 3/26/13	$6,100	$4,928,452

		$4,928,452

Healthcare — 0.4%

LifePoint Hospitals, Inc., 3.25%, 8/15/25	$6,100	$5,047,750
LifePoint Hospitals, Inc., 3.50%, 5/15/14	3,025	2,438,906

		$7,486,656

Total Convertible Bonds
(identified cost $10,129,535)		$12,415,108

See notes to financial statements

Boston Income Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Mortgage Pass-Throughs — 0.9%

	Principal
	Amount
Security	(000’s omitted)	Value

Global Signal Trust, Series 2006-1, Class B, 5.588%, 2/15/36(4)	$17,000	$17,340,000

Total Mortgage Pass-Throughs
(identified cost $14,790,000)		$17,340,000

Common Stocks — 0.1%

Security	Shares	Value

Gaming — 0.0%

Fontainebleau Equity Holdings, Class A(5)(6)	301,724	$301,724
Shreveport Gaming Holdings, Inc.(5)(7)	3,597	48,775

		$350,499

Super Retail — 0.1%

GNC Acquisition Holdings, Class A(5)(6)	204,221	$1,072,160

		$1,072,160

Total Common Stocks
(identified cost $4,646,973)		$1,422,659

Convertible Preferred Stocks — 0.5%

Security	Shares	Value

Energy — 0.3%

Chesapeake Energy Corp., 4.50%	80,133	$4,981,067
Chesapeake Energy Corp., 5.00%(4)	9,586	603,918

		$5,584,985

Telecommunications — 0.2%

Crown Castle International Corp., (PIK) 6.25%	85,673	$3,898,122

		$3,898,122

Total Convertible Preferred Stocks
(identified cost $12,778,160)		$9,483,107

Preferred Stocks — 0.1%

Security	Shares/Units	Value

Automotive & Auto Parts — 0.0%

Preferred Blocker, Inc.(4)	274	$82,217

		$82,217

Gaming — 0.1%

Fontainebleau Resorts LLC (PIK)(5)(6)	8,678	$820,969

		$820,969

Super Retail — 0.0%

GNC Acquisition Holdings(5)(6)	69,779	$277,023

		$277,023

Total Preferred Stocks
(identified cost $9,027,215)		$1,180,209

Miscellaneous — 0.0%

Security	Shares	Value

Cable/Satellite TV — 0.0%

Adelphia, Inc., Escrow Certificate(7)	10,260,000	$192,375
Adelphia, Inc., Escrow Certificate(7)	5,085,000	95,343
Adelphia Recovery Trust(7)	14,818,854	185,236

		$472,954

Utilities — 0.0%

Mirant Corp., Escrow Certificate(5)(6)(7)	2,205,000	$221
Mirant Corp., Escrow Certificate(5)(6)(7)	4,900,000	490

		$711

Total Miscellaneous
(identified cost $13,800,475)		$473,665

Warrants — 0.0%

Security	Shares	Value

Consumer Products — 0.0%

HF Holdings, Inc., Exp. 9/27/09(5)(7)	3,400	$0

		$0

See notes to financial statements

Boston Income Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Gaming — 0.0%

Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09(5)(6)(7)	6,338	$616,668

		$616,668

Total Warrants
(identified cost $182,579)		$616,668

Short-Term Investments — 5.7%

	Interest
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.13%(8)	$106,694	$106,694,464

Total Short-Term Investments
(identified cost $106,694,464)		$106,694,464

Total Investments — 101.1%
(identified cost $2,296,829,291)		$1,890,356,509

Other Assets, Less Liabilities — (1.1)%		$(20,412,633)

Net Assets — 100.0%		$1,869,943,876

PIK - Payment-In-Kind.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after April 30, 2009, at which time the interest rate will be determined.

(3)	Defaulted security. Currently the issuer is in default with respect to interest and/or principal payments.

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the aggregate value of the securities is $465,245,675 or 24.9% of the Portfolio’s net assets.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(6)	Restricted security.

(7)	Non-income producing security.

(8)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2009.

See notes to financial statements

Boston Income Portfolio as of April 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2009

Assets

Unaffiliated investments, at value (identified cost, $2,190,134,827)	$1,783,662,045
Affiliated investment, at value (identified cost, $106,694,464)	106,694,464
Cash	10,024
Restricted cash*	3,010,000
Receivable for investments sold	2,861,104
Dividends and interest receivable	50,073,637
Interest receivable from affiliated investment	8,149
Receivable for open swap contracts	898,338

Total assets	$1,947,217,761

Liabilities

Payable for investments purchased	$73,406,752
Payable to affiliate for investment adviser fee	862,802
Payable to affiliate for Trustees’ fees	4,518
Payable for open swap contracts	590,176
Premium received on swap contracts	2,318,800
Accrued expenses	90,837

Total liabilities	$77,273,885

Net assets applicable to investors’ interest in Portfolio	$1,869,943,876

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$2,276,108,496
Net unrealized depreciation (computed on the basis of identified cost)	(406,164,620)

Total	$1,869,943,876

*	Represents restricted cash on deposit at the custodian as collateral for open swap contracts.
Statement of Operations

For the Six Months Ended
April 30, 2009

Investment Income

Interest and other income	$96,972,730
Dividends	358,006
Interest income allocated from affiliated investment	779,233
Expenses allocated from affiliated investment	(380,178)

Total investment income	$97,729,791

Expenses

Investment adviser fee	$4,606,174
Trustees’ fees and expenses	25,251
Custodian fee	183,904
Legal and accounting services	55,792
Miscellaneous	21,026

Total expenses	$4,892,147

Net investment income	$92,837,644

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(100,325,646)
Swap contracts	(22,416,074)

Net realized loss	$(122,741,720)

Change in unrealized appreciation (depreciation) —
Investments	$195,429,019
Swap contracts	9,193,518

Net change in unrealized appreciation (depreciation)	$204,622,537

Net realized and unrealized gain	$81,880,817

Net increase in net assets from operations	$174,718,461

See notes to financial statements

Boston Income Portfolio as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2009	Year Ended
in Net Assets	(Unaudited)	October 31, 2008

From operations —
Net investment income	$92,837,644	$167,638,115
Net realized loss from investment transactions and swap contracts	(122,741,720)	(94,577,450)
Net change in unrealized appreciation (depreciation) from investments and swap contracts	204,622,537	(597,303,339)

Net increase (decrease) in net assets from operations	$174,718,461	$(524,242,674)

Capital transactions —
Contributions	$492,644,305	$700,585,865
Withdrawals	(328,758,246)	(683,481,633)

Net increase in net assets from capital transactions	$163,886,059	$17,104,232

Net increase (decrease) in net assets	$338,604,520	$(507,138,442)

Net Assets

At beginning of period	$1,531,339,356	$2,038,477,798

At end of period	$1,869,943,876	$1,531,339,356

See notes to financial statements

Boston Income Portfolio as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months
	Ended						Period
	April 30,		Year Ended October 31,				Ended		Year Ended
	2009						October 31,		September 30,
	(Unaudited)		2008	2007	2006	2005	2004(1)		2004

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)(3)	0.67	%(4)	0.65%	0.62%	0.66%	0.65%	0.66	%(4)	0.66%
Net investment income	11.73	%(4)	8.92%	7.91%	7.85%	7.71%	7.29	%(4)	8.29%
Portfolio Turnover	28	%(5)	54%	84%	68%	71%	5	%(5)	79%

Total Return	9.82	%(5)	(25.45)%	6.65%	11.10%	5.80%	1.82	%(5)	13.28%

Net assets, end of period (000’s omitted)	$1,869,944		$1,531,339	$2,038,478	$1,874,813	$1,686,172	$1,719,431		$1,669,254

(1)	For the one-month period ended October 31, 2004. The Portfolio changed its fiscal year-end from September 30 to October 31.

(2)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the years ended October 31, 2006 and 2005, the period ended October 31, 2004 and the year ended September 30, 2004, respectively).

(3)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(4)	Annualized.

(5)	Not annualized.

See notes to financial statements

Boston Income Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide as much current income as possible. The Portfolio also seeks reasonable preservation of capital to the extent attainable from such investments, and growth of income and capital as secondary objectives. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2009, Eaton Vance Income Fund of Boston, Eaton Vance Diversified Income Fund, Eaton Vance Capital & Income Strategies Fund, Eaton Vance Strategic Income Fund and Eaton Vance Medallion Strategic Income Fund held an interest of 91.4%, 5.0%, 0.2%, 2.9% and 0.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations, including listed securities and securities for which quotations are readily available, will normally be valued on the basis of reported trades or market quotations provided by independent pricing services, when in the services’ judgement, these prices are representative of the securities’ market values. For debt securities where market quotations are not readily available, the pricing services will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, issuer spreads, as well as industry and economic events. Short-term debt securities with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from an independent pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans are valued in the same manner as Senior Loans. Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Credit default swaps are normally valued using valuations provided by pricing vendors. The pricing vendors employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing vendor using proprietary models. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all

Boston Income Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Cash Management Portfolio (Cash Management), an affiliated investment company managed by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM). Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which Cash Management must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Management may value its investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

Boston Income Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

I  Credit Default Swaps — The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1.5 billion, 0.60% from $1.5 billion up to $2 billion, 0.575% from $2 billion up to $5 billion, and 0.555% of average daily net assets of $5 billion or more, and is payble monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The portion of the adviser fee payable by Cash Management on the Portfolio’s investment of cash therein is credited against the Portfolio’s adviser fee. For the six months ended April 30, 2009, the Portfolio’s adviser fee totaled $4,971,474 of which $365,300 was allocated from Cash Management and $4,606,174 was paid or accrued directly by the Portfolio. For the six months ended April 30, 2009, the Portfolio’s adviser fee, including the portion allocated from Cash Management, was 0.62% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $673,158,376 and $404,950,194, respectively, for the six months ended April 30, 2009.

Boston Income Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

4   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,307,748,324

Gross unrealized appreciation	$55,651,732
Gross unrealized depreciation	(473,043,547)

Net unrealized depreciation	$(417,391,815)

5   Restricted Securities

At April 30, 2009, the Portfolio owned the following securities (representing 0.2% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value

Stocks, Miscellaneous and Warrants

GNC Acquisition Holdings, Class A	3/15/07	204,221	$1,021,105		$1,072,160
GNC Acquisition Holdings, Preferred	3/15/07	69,779	348,895		277,023
Fontainebleau Equity Holdings, Class A	6/1/07	301,724	3,620,688		301,724
Fontainebleau Resorts LLC (PIK), Preferred	6/1/07	8,678	8,678,320		820,969
Mirant Corp., Escrow Certificate	1/5/06	2,205,000	0	(1)	221
Mirant Corp., Escrow Certificate	1/5/06	4,900,000	0	(1)	490
Peninsula Gaming LLC, Convertible Preferred Membership Interests, Exp. 9/27/09	7/8/99	6,338	0	(1)	616,668

Total Restricted Securities			$13,669,008		$3,089,255

(1)	Less than $0.50.

6   Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2009 is as follows:

Credit Default Swaps — Sell Protection

			Notional	Receive		Net
			Amount**	Annual	Termi-	Unrealized
	Reference	Credit	(000’s	Fixed	nation	Appreciation
Counterparty	Entity	Rating*	omitted)	Rate	Date	(Depreciation)

Bank of America	First Data Corp.	Caa1/B-	$3,475	3.20%	12/20/09	$(121,623)

Citigroup, Inc.	First Data Corp.	Caa1/B-	6,950	3.20	12/20/09	(243,246)

Citigroup, Inc.	First Data Corp.	Caa1/B-	6,950	3.55	12/20/09	(225,307)

Citigroup, Inc.	First Data Corp.	Caa1/B-	10,440	5.00	12/20/10	529,930

JPMorgan Chase Bank	Ford Motor Corp.	Caa1/CCC+	6,800	5.00	3/20/10	368,408

						$308,162

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $34,615,000.

At April 30, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

7   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each

Boston Income Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2009.

8   Concentration of Credit Risk

The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9   Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$116,259,788	$—
Level 2	Other Significant Observable Inputs	1,770,958,691	308,162
Level 3	Significant Unobservable Inputs	3,138,030	—

Total		$1,890,356,509	$308,162

*	Other financial instruments are swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Securities

Balance as of October 31, 2008	$6,574,125
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(3,855,933)
Net purchases (sales)	419,838
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of April 30, 2009	$3,138,030

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2009*	$(3,855,933)

*	Amount is included in the related amount on investments in the Statement of Operations.

10   Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statement disclosures.

Eaton Vance Income Fund of Boston

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Income Fund of Boston

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Boston Income Portfolio, the portfolio in which Eaton Vance Income Fund of Boston (the “Fund”) invests (the “Portfolio”), with Boston Management and Research (the “Adviser”), including the fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to the Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the

Eaton Vance Income Fund of Boston

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Income Fund of Boston

OFFICERS AND TRUSTEES

Eaton Vance Income Fund of Boston

Officers
Michael W. Weilheimer
President

Thomas P. Huggins
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Boston Income Portfolio

Officers Michael W. Weilheimer President Thomas P. Huggins Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

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Investment Adviser of Boston Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Income Fund of Boston
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Income Fund of Boston
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

443-6/09	IBSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR..
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President
Date:     June 16, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date:     June 16, 2009

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President
Date:     June 16, 2009